SCHEDULE OF PLANT AND EQUIPMENT NET (Details) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Depreciation	$ 10,605	$ 18,329
Asset impairment charges	0	$ 0
Carrying value amount	548,715		$ 565,359
FAW Jilin [Member]
Carrying value amount	$ 52,271		$ 58,584